Condensed Consolidated Statement of Changes in Shareholders’ Equity (unaudited) - USD ($) $ in Thousands	Total	Common stock	Paid-in capital	Treasury Shares	Accumulated deficit
Beginning balance (in shares) at Dec. 31, 2021		39,741,204
Beginning balance at Dec. 31, 2021	$ 620,344	$ 1,124	$ 2,057,958	$ (717)	$ (1,438,021)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	56,876				56,876
Issuance of restricted stock, net of forfeitures (in shares)		997,500
Issuance of restricted stock, net of forfeitures	0	$ 10	(10)
Cash dividends declared on stock	(799)		(799)
Treasury stock (in shares)
Treasury Stock	0	$ 0	0
Restricted stock amortization	3,713		3,713
Ending balance (in shares) at Jun. 30, 2022		40,738,704
Ending balance at Jun. 30, 2022	$ 680,134	$ 1,134	2,060,862	(717)	(1,381,145)
Beginning balance (in shares) at Dec. 31, 2022	38,446,394	38,446,394
Beginning balance at Dec. 31, 2022	$ 715,314	$ 1,134	2,064,168	(17,669)	(1,332,319)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(67,402)				(67,402)
Issuance of restricted stock, net of forfeitures (in shares)		200,725
Issuance of restricted stock, net of forfeitures	0	$ 2	(2)
Cash dividends declared on stock	(772)		(772)
Restricted stock amortization	$ 4,255		4,255
Ending balance (in shares) at Jun. 30, 2023	38,647,119	38,647,119
Ending balance at Jun. 30, 2023	$ 651,396	$ 1,136	$ 2,067,650	$ (17,669)	$ (1,399,721)